Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment BankingCenters	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment	1
Number of banking centers	16
Cash reserve requirement	$ 0	$ 0
Securities transferred from available-for-sale to held-to-maturity	99,980,000
Investment in FHLB, impairment charges	0	0
Loan held for sale maximum period	3 days
Amount of other real state owned	0	0
Impairment on goodwill	0	0
Advertising expenses	175,000	190,000	175,000
Stock-based compensation expenses	0	0	0
Unrecognized compensation cost related to unvested share-based compensation awards outstanding	0
Stock option granted	0	0	0
Antidilutive stock options	0
Options outstanding	11,904	30,760	31,760	39,620
Prior Period Reclassification Adjustment Effect	0
Held-to-Maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total investment portfolio classified as held-to-maturity	27.00%
U.S. Government Agency and U.S. Agency Mortgage-Backed Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Securities transferred from available-for-sale to held-to-maturity		$ 39,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years